INTANGIBLE ASSETS, NET	12 Months Ended
Sep. 30, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS, NET

NOTE 8. INTANGIBLE ASSETS, NET

Intangible assets, net consisted of the following:

	As of September 30,
	2024	2025
	HK$	HK$
Computer software	652,000	652,000
Less: accumulated amortization	(383,500)	(457,900)
Intangible assets, net	268,500	194,100

Amortization expenses were HK$85,001, HK$103,379, and HK$74,400 for the years ended September 30, 2023, 2024, and 2025, respectively.

Future estimated amortization expenses are disclosed as follows:

Twelve months ending September 30,	HK$
2026	74,400
2027	47,816
2028	45,400
2029	26,484
194,100

No impairment loss was made for intangible assets for the years ended September 30, 2023, 2024, and 2025.